Intangibles and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Oct. 01, 2015
Historical cost	$ 0
Additions	19,000
Disposals	0
Historical cost	19,000
Accumulated amortization	0
Amortization for the year	(605)
Accumulated depreciation	(605)
Intangibles and goodwill	18,395
Intangibles and goodwill	251	$ 251
Historical cost	0
Additions	19,251
Disposals	0
Historical cost	18,646
Accumulated amortization	0
Amortization for the year	(605)
Accumulated amortization	(605)
Above Market Time Charter [Member]
Historical cost	0
Additions	11,000
Disposals	0
Historical cost	11,000
Accumulated amortization	0
Amortization for the year	(605)
Accumulated depreciation	(605)
Intangibles and goodwill	10,395
Option for time charter extension [Member]
Historical cost	0
Additions	8,000
Disposals	0
Historical cost	8,000
Accumulated amortization	0
Amortization for the year	0
Accumulated depreciation	0
Intangibles and goodwill	8,000
Goodwill [Member]
Historical cost	0
Additions	251
Disposals	0
Historical cost	251
Accumulated amortization	0
Amortization for the year	0
Accumulated depreciation	0
Intangibles and goodwill	$ 251